Fixed Assets	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Fixed Assets
FIXED ASSETS

(dollars in millions)	Estimated Useful Lives	2013	2012
Land		$434	$433
Buildings and improvements	12-40 years	5,633	5,436
Machinery, tools and equipment	3-20 years	11,353	10,880
Other, including assets under construction		1,241	1,316
		18,661	18,065
Accumulated depreciation		(9,795)	(9,547)
		$8,866	$8,518

Depreciation expense was $1,050 million in 2013, $920 million in 2012 and $823 million in 2011.